Shareholder Report, Holdings (Details)	May 31, 2024
C000006955 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000006955 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000006955 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000006955 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000006955 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000006955 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000006955 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[1]
C000006955 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
C000006955 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000006955 [Member] | ASML Holding NV Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000006955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[2]
C000006955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000006955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[2]
C000006955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000006955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000006955 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
C000006955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[2]
C000006955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[2]
C000006955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000006952 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000006952 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000006952 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000006952 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000006952 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[3]
C000006952 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000006952 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000006952 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[3]
C000006952 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000006952 [Member] | ASML Holding NV Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000006952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[4]
C000006952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000006952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[4]
C000006952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000006952 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000006952 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[4]
C000006952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[4]
C000006952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[4]
C000006952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000088417 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000088417 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000088417 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000088417 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000088417 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
C000088417 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000088417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[5]
C000088417 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[5]
C000088417 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000088417 [Member] | ASML Holding NV Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000088417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[6]
C000088417 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000088417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[6]
C000088417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000088417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000088417 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[6]
C000088417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[6]
C000088417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[6]
C000088417 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000006956 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000006956 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000006956 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000006956 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000006956 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[7]
C000006956 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000006956 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[7]
C000006956 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
C000006956 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000006956 [Member] | ASML Holding NV Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000006956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[8]
C000006956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000006956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
C000006956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000006956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000006956 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000006956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[8]
C000006956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[8]
C000006956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000006954 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000006954 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000006954 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000006954 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000006954 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[9]
C000006954 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000006954 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[9]
C000006954 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[9]
C000006954 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000006954 [Member] | ASML Holding NV Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000006954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[10]
C000006954 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000006954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[10]
C000006954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000006954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000006954 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[10]
C000006954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[10]
C000006954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[10]
C000006954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.